Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 31, 2016
Supplement [Text Block]	nf_SupplementTextBlock
PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

SUPPLEMENT DATED DECEMBER 8, 2016 TO

PROSPECTUS DATED JULY 31, 2016, AS SUPPLEMENTED

1.	The first paragraph in the section entitled “FUND SUMMARIES – Multi-Manager Emerging Markets Debt Opportunity Fund – Fund Performance” beginning on page 17 of the Prospectus is replaced with the following:

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) changes in the performance of the Fund from year to year, and (B) how the average annual total returns of the Fund compares to those of a broad-based securities market index and to a custom blended benchmark that reflect the investment instruments in which the Fund invests.

2.	The “Average Annual Total Return” table and related disclosure in the section entitled “FUND SUMMARIES – Multi-Manager Emerging Markets Debt Opportunity Fund – Fund Performance” beginning on page 17 of the Prospectus for the Multi-Manager Emerging Markets Debt Opportunity Fund is replaced with the following:

AVERAGE ANNUAL TOTAL RETURN

(For the periods ended December 31, 2015)

	Inception Date	1-Year	Since Inception
Multi-Manager Emerging Markets Debt Opportunity Fund	12/3/13
Returns before taxes		(8.72)%	(5.16)%
Returns after taxes on distributions		(8.72)%	(6.28)%
Returns after taxes on distributions and sale of Fund shares		(4.94)%	(4.35)%
JP Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses, or taxes)		1.18%	4.63%
JP Morgan GBI – EM Global Diversified Index (reflects no deduction for fees, expenses, or taxes)		(14.92)%	(9.99)%
50% JP Morgan EMBI Global Diversified Index and 50% JP Morgan GBI – EM Global Diversified Index (reflects no deduction for fees, expenses, or taxes)		(7.14)%	(2.89)%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns after taxes on distributions and sale of Fund shares to be greater than the Returns after taxes on distributions or even the Returns before taxes.

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nf_SupplementTextBlock
PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

SUPPLEMENT DATED DECEMBER 8, 2016 TO

PROSPECTUS DATED JULY 31, 2016, AS SUPPLEMENTED

1.	The first paragraph in the section entitled “FUND SUMMARIES – Multi-Manager Emerging Markets Debt Opportunity Fund – Fund Performance” beginning on page 17 of the Prospectus is replaced with the following:

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) changes in the performance of the Fund from year to year, and (B) how the average annual total returns of the Fund compares to those of a broad-based securities market index and to a custom blended benchmark that reflect the investment instruments in which the Fund invests.

2.	The “Average Annual Total Return” table and related disclosure in the section entitled “FUND SUMMARIES – Multi-Manager Emerging Markets Debt Opportunity Fund – Fund Performance” beginning on page 17 of the Prospectus for the Multi-Manager Emerging Markets Debt Opportunity Fund is replaced with the following:

AVERAGE ANNUAL TOTAL RETURN

(For the periods ended December 31, 2015)

	Inception Date	1-Year	Since Inception
Multi-Manager Emerging Markets Debt Opportunity Fund	12/3/13
Returns before taxes		(8.72)%	(5.16)%
Returns after taxes on distributions		(8.72)%	(6.28)%
Returns after taxes on distributions and sale of Fund shares		(4.94)%	(4.35)%
JP Morgan EMBI Global Diversified Index (reflects no deduction for fees, expenses, or taxes)		1.18%	4.63%
JP Morgan GBI – EM Global Diversified Index (reflects no deduction for fees, expenses, or taxes)		(14.92)%	(9.99)%
50% JP Morgan EMBI Global Diversified Index and 50% JP Morgan GBI – EM Global Diversified Index (reflects no deduction for fees, expenses, or taxes)		(7.14)%	(2.89)%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns after taxes on distributions and sale of Fund shares to be greater than the Returns after taxes on distributions or even the Returns before taxes.